Average Annual Total Returns - FidelitySeriesFloatingRateHighIncomeFund-PRO - FidelitySeriesFloatingRateHighIncomeFund-PRO - Fidelity Series Floating Rate High Income Fund	Nov. 29, 2023
Fidelity Series Floating Rate High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.49%
Past 5 years	3.96%
Past 10 years	3.94%
Fidelity Series Floating Rate High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.86%)
Past 5 years	1.68%
Past 10 years	1.58%
Fidelity Series Floating Rate High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.27%
Past 5 years	2.04%
Past 10 years	1.96%
SP026
Average Annual Return:
Past 1 year	(0.77%)
Past 5 years	3.43%
Past 10 years	3.89%